INCOME TAX - Effective income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Statutory income tax rate	25.00%	25.00%	25.00%
Hong Kong
INCOME TAX
Effective income tax rate	16.50%
Base assessable profits	$ 2
First HK$2 million of profits, tax rate	8.25%
UK
INCOME TAX
Effective income tax rate	25.00%	25.00%	25.00%
Netherlands
INCOME TAX
Effective income tax rate	25.80%	25.80%	25.80%